Pension and Postretirement Benefit Plans and Defined Contribution Plans - Healthcare Cost Trend Rate Assumptions (Detail) - Postretirement Plans [Member]		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year(a)	[1]	7.40%	7.00%
Rate to which the cost trend rate is assumed to decline		4.50%	4.50%
Year that the rate reaches the ultimate trend rate		2037	2027
Healthcare trend rate, under 65 years of age		6.50%
Healthcare trend rate, 65 years of age and over		7.90%

[1]	In 2015 Pfizer started using separate healthcare cost trend rates for U.S. postretirement plan participants based on their age (6.5% for plan participants up to the age of 65, and 7.9% for plan participants age 65 and over). The rate shown in the table is a blended rate, for ease of comparison.